Income Taxes - Schedule of Income Tax and Social Contribution Expense (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income Tax and Social Contribution Expense [Abstract]
Profit (loss) before taxes		$ 2,711,003	$ (259,728)	$ 3,553,493
Brazilian statutory corporate tax rate		(34.00%)	(34.00%)	(34.00%)
Expected tax benefit (expense)		$ (921,741)	$ 88,308	$ (1,208,188)
Adjustments to reconcile taxable income tax expense (benefit):
Share of profit of equity-accounted investees		1,001	3,243	4,013
Non-taxable tax benefits	[1]	203,381	461,726	447,843
Difference of tax rates on taxable income from foreign subsidiaries		167,945	(16,299)	317,989
Transfer pricing adjustments		(952)	(12,265)	(34,145)
Profits taxed by-foreign jurisdictions	[2]	(203,735)	(203,986)	(266,049)
Deferred income tax not recognized		(40,230)	(372,932)	94,238
Withholding tax expense				(172)
Non-taxable interest - Foreign subsidiaries		671	140,284	129,703
Donations and social programs expenses	[3]	(891)	(7,524)	(114)
Research and development benefit		4,141
SELIC interest on tax credits		26,029	6,521	5,127
J&F Leniency expenses refund				35,138
Other permanent differences		20,988	40,917	64,661
Current and deferred income tax benefit (expense)		(743,393)	127,993	(409,956)
Current income tax		(870,474)	(69,460)	(515,264)
Deferred income tax		127,081	197,453	105,308
TOTAL INCOME TAXES		$ (743,393)	$ 127,993	$ (409,956)
Effective income tax rate		(27.42%)	49.28%	(11.54%)

[1]	The Group recognize grants given by Brazilian state governments as a presumed credit, partial and full reduction of the ICMS calculation base of certain goods in its production chain, in accordance with the regulations of each state. The amounts appropriated from these tax incentives as revenue in the statement of income are excluded from the calculation of taxes on income, when the requirements set forth in current legislation are achieved. During the for the year ended December 31, 2024, the Group recorded the amount of government subsidies in the amount of US$ 516,770 (US$1,400,450 for the year ended December 31, 2023), of which US$516,770 relates presumed VAT tax credit (US$582,488 for the year ended December 31, 2023). The exclusion of this tax benefit from the income tax and social contribution calculation base on net income reflected a tax gain for the year ended December 31, 2024 of US$ 174,410 referring to the presumed credit (US$198,433 for the year ended December 31, 2023).
[2]	According to Law No. 12,973/14, the income from foreign subsidiaries must be taxed at the Brazilian statutory tax rate of 34%, and the income tax paid abroad by these subsidiaries may be used to compensate income taxes to be paid in Brazil. The results obtained from foreign subsidiaries are subject to taxation by the countries where they are based, according to applicable rates and legislation (profits taxed by-foreign jurisdictions included in the reconciliation of income tax and social contribution expense). The Group analyzes the results of each subsidiary for the application of its income tax legislation, in order to respect the treaties signed by Brazil and avoid double taxation.
[3]	Refers to the donations, as described in Note 26 – Expenses by nature.